Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Useful Lives of Property, Plant and Equipment

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment	Three to ten years

Property, plant and equipment consist of the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2019	$-	$35,064	$7,776	$109	$9,396	$52,345
Additions	17,948	10,633	3,424	117	9,809	41,931
Disposals	-	(322)	(35)	(30)	(22)	(409)
Transfers	-	(2,109)	1,824	-	(2,100)	(2,385)
Foreign exchange movements	(130)	(131)	(21)	(3)	(139)	(424)
At December 31, 2019	17,818	43,135	12,968	193	16,944	91,058
Additions	-	18,039	4,799	-	4,228	27,066
Additions acquired through business combinations (1)	-	1,052	-	-	313	1,365
Disposals	-	-	(80)	-	(212)	(292)
Transfers	-	(174)	513	-	(533)	(194)
Foreign exchange movements	1,751	3,396	995	8	1,146	7,296
At December 31, 2020	19,569	65,448	19,195	201	21,886	126,299
Accumulated depreciation
At January 1, 2019	-	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Depreciation for year	-	(3,994)	(1,995)	(23)	(2,960)	(8,972)
Disposals	-	219	31	16	16	282
Transfers	-	579	-	-	-	579
Foreign exchange movements	-	(159)	86	1	(59)	(131)
At December 31, 2019	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Depreciation for year	-	(5,175)	(2,605)	(22)	(4,293)	(12,094)
Impairment for year	-	(620)	(135)	-	(2)	(757)
Disposals	-	-	83	-	189	272
Transfers	-	77	(14)	-	150	212
Foreign exchange movements	-	(792)	(369)	(8)	(621)	(1,791)
At December 31, 2020	-	(17,027)	(7,701)	(130)	(12,359)	(37,217)
Net book value
At December 31, 2019	17,818	32,618	8,308	93	9,162	67,999
At December 31, 2020	$19,569	$48,421	$11,494	$71	$9,527	$89,082

(1) See Note 5 for details